Investments (Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities, Aggregated by Length of Time that Individual Securities Have Been in a Continuous Unrealized Loss Position) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2018	Mar. 31, 2017
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		¥ 10,402,277	¥ 7,895,322
Less than 12 months Gross unrealized losses, available-for-sale securities		22,884	28,561
12 months or more Fair value, available-for-sale securities		3,698,632	433,597
12 months or more Gross unrealized losses, available-for-sale securities		14,726	4,697
Total Fair value, available-for-sale securities		14,100,909	8,328,919
Total Gross unrealized losses, available-for-sale securities		37,610	33,258
Less than 12 months, Fair value, held-to-maturity securities		30,589	460,882
Less than 12 months Gross unrealized losses, held-to-maturity securities		766	3,518
12 months or more Fair value, held-to-maturity securities		506,875	259,466
12 months or more Gross unrealized losses, held-to-maturity securities		19,411	4,413
Total Fair value, held-to-maturity securities		537,464	720,348
Total Gross unrealized losses, held-to-maturity securities		20,177	7,931
Debt securities | Agency mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	[1]	45,434	195,887
Less than 12 months Gross unrealized losses, available-for-sale securities	[1]	1,116	3,705
12 months or more Fair value, available-for-sale securities	[1]	188,326	42,501
12 months or more Gross unrealized losses, available-for-sale securities	[1]	6,512	1,736
Total Fair value, available-for-sale securities	[1]	233,760	238,388
Total Gross unrealized losses, available-for-sale securities	[1],[2]	7,628	5,441
Less than 12 months, Fair value, held-to-maturity securities	[3]	30,589	460,882
Less than 12 months Gross unrealized losses, held-to-maturity securities	[3]	766	3,518
12 months or more Fair value, held-to-maturity securities	[3]	506,875	259,466
12 months or more Gross unrealized losses, held-to-maturity securities	[3]	19,411	4,413
Total Fair value, held-to-maturity securities	[3]	537,464	720,348
Total Gross unrealized losses, held-to-maturity securities	[3]	20,177	7,931
Debt securities | Japanese government bonds
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		8,052,820	5,574,649
Less than 12 months Gross unrealized losses, available-for-sale securities		3,716	15,796
12 months or more Fair value, available-for-sale securities		2,868,078	95,612
12 months or more Gross unrealized losses, available-for-sale securities		5,940	612
Total Fair value, available-for-sale securities		10,920,898	5,670,261
Total Gross unrealized losses, available-for-sale securities		9,656	16,408
Debt securities | Japanese local government bonds
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		28,827	58,700
Less than 12 months Gross unrealized losses, available-for-sale securities		139	233
12 months or more Fair value, available-for-sale securities		58,998
12 months or more Gross unrealized losses, available-for-sale securities		141
Total Fair value, available-for-sale securities		87,825	58,700
Total Gross unrealized losses, available-for-sale securities		280	233
Debt securities | U.S. Treasury bonds and federal agency securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		515,005	1,013,962
Less than 12 months Gross unrealized losses, available-for-sale securities		3,557	4,578
Total Fair value, available-for-sale securities		515,005	1,013,962
Total Gross unrealized losses, available-for-sale securities		3,557	4,578
Debt securities | Other foreign government bonds
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		419,648	334,300
Less than 12 months Gross unrealized losses, available-for-sale securities		1,030	230
12 months or more Fair value, available-for-sale securities		68,359	8,327
12 months or more Gross unrealized losses, available-for-sale securities		72	6
Total Fair value, available-for-sale securities		488,007	342,627
Total Gross unrealized losses, available-for-sale securities		1,102	236
Debt securities | Residential mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		11,336	5,873
Less than 12 months Gross unrealized losses, available-for-sale securities		14	3
12 months or more Fair value, available-for-sale securities		16,129	28,994
12 months or more Gross unrealized losses, available-for-sale securities		267	555
Total Fair value, available-for-sale securities		27,465	34,867
Total Gross unrealized losses, available-for-sale securities		281	558
Debt securities | Commercial mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		68,723	8,314
Less than 12 months Gross unrealized losses, available-for-sale securities		242	218
12 months or more Fair value, available-for-sale securities		7,835	17,634
12 months or more Gross unrealized losses, available-for-sale securities		81	64
Total Fair value, available-for-sale securities		76,558	25,948
Total Gross unrealized losses, available-for-sale securities		323	282
Debt securities | Japanese corporate bonds and other debt securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		563,831	470,602
Less than 12 months Gross unrealized losses, available-for-sale securities		933	2,062
12 months or more Fair value, available-for-sale securities		403,069	158,713
12 months or more Gross unrealized losses, available-for-sale securities		477	224
Total Fair value, available-for-sale securities		966,900	629,315
Total Gross unrealized losses, available-for-sale securities	[4]	1,410	2,286
Debt securities | Foreign corporate bonds and other debt securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		358,410	202,347
Less than 12 months Gross unrealized losses, available-for-sale securities		888	1,353
12 months or more Fair value, available-for-sale securities		87,472	77,699
12 months or more Gross unrealized losses, available-for-sale securities		1,194	290
Total Fair value, available-for-sale securities		445,882	280,046
Total Gross unrealized losses, available-for-sale securities	[5]	2,082	1,643
Equity securities (marketable)
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		338,243	30,688
Less than 12 months Gross unrealized losses, available-for-sale securities		11,249	383
12 months or more Fair value, available-for-sale securities		366	4,117
12 months or more Gross unrealized losses, available-for-sale securities		42	1,210
Total Fair value, available-for-sale securities		338,609	34,805
Total Gross unrealized losses, available-for-sale securities		¥ 11,291	¥ 1,593

[1]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥104,270 million and ¥134,118 million, respectively, at March 31, 2017, and ¥88,017 million and ¥145,743 million, respectively, at March 31, 2018. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Ginnie Mae securities, which are guaranteed by the United States government.
[2]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥708,557 million and ¥134,240 million, respectively, at March 31, 2017, and ¥742,565 million and ¥145,849 million, respectively, at March 31, 2018. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association ("Ginnie Mae") securities, which are guaranteed by the United States government.
[3]	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.
[4]	Other debt securities presented in this line primarily consist of certificates of deposit ("CDs"), of which the total fair values were ¥155,138 million at March 31, 2017, and ¥106,101 million at March 31, 2018.
[5]	Other debt securities presented in this line primarily consist of CDs and asset-backed securities ("ABS"), of which the total fair values were ¥258,059 million at March 31, 2017, and ¥313,164 million at March 31, 2018.